Deposits - Summary of Deposits and Components (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits [Line items]
Deposits	$ 649,708	$ 621,158
Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	131,232
Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	237,454
Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	281,022
Financial liabilities at carrying value [member]
Disclosure Of Deposits [Line items]
Held at amortized cost	629,449	602,628
Financial liabilities at fair value [member]
Disclosure Of Deposits [Line items]
Designated at fair value	20,259	18,530
Personal [member]
Disclosure Of Deposits [Line items]
Deposits	220,082	213,932
Personal [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	17,192
Personal [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	149,446
Personal [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	53,444
Business and government [member]
Disclosure Of Deposits [Line items]
Deposits	362,362	344,388
Business and government [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	102,724
Business and government [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	87,427
Business and government [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	172,211
Bank [member]
Disclosure Of Deposits [Line items]
Deposits	19,794	20,246
Bank [member] | Payable on demand [member]
Disclosure Of Deposits [Line items]
Deposits	11,316
Bank [member] | Payable after notice [member]
Disclosure Of Deposits [Line items]
Deposits	581
Bank [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	7,897
Secured borrowings [member]
Disclosure Of Deposits [Line items]
Deposits	47,470	42,592
Secured borrowings [member] | Payable on fixed date [member]
Disclosure Of Deposits [Line items]
Deposits	47,470
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	96,366	93,850
Canada [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	421,644	406,642
USA [member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	16,183	16,522
USA [member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	77,453	70,312
Other International [Member] | Non interest bearing deposits [member]
Disclosure Of Deposits [Line items]
Deposits	5,700	5,601
Other International [Member] | Interest bearing deposits with banks [member]
Disclosure Of Deposits [Line items]
Deposits	$ 32,362	$ 28,231